Note 13 - Stockholders' Equity (deficit): Schedule of Debt Conversions (Details)	9 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Principal
Amount Converted	$ 149,513.95
Interest
Amount Converted	$ 2,540
Common Stock
Shares Issued | shares	2,333,072
Blackbridge Capital LLC
Amount Converted	$ 45,500
Auctus Fund, LLC
Amount Converted	13,604
Tangiers Investment Group, LLC
Amount Converted	24,059
Adar Bays, LLC
Amount Converted	$ 7,790
4/29/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 1.38
4/29/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 25,000.00
4/29/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
4/29/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	16,667
5/19/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
5/19/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
5/19/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	6,061
5/19/2016 | EMA Financial, LLC
Price | $ / shares	$ 1.50
5/19/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 5,250.00
5/19/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
5/19/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	3,500
5/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
5/27/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
5/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	102,273
5/27/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.12
5/27/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 5,500.00
5/27/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
5/27/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	50,000
6/3/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.20
6/3/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 10,000.00
6/3/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/3/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	50,000
6/6/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.22
6/6/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 9,592.30
6/6/2016 | Auctus Fund, LLC | Interest
Amount Converted	$ 2,442
6/6/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	54,703
6/8/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.08
6/8/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 10,000.00
6/8/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/8/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	100,000
6/8/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.06
6/8/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 3,744.63
6/8/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/8/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	63,630
6/9/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.04
6/9/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 2,861.69
6/9/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/9/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	74,330
6/9/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.08
6/9/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 10,400.00
6/9/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/9/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	135,065
6/10/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.06
6/10/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 10,000.00
6/10/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/10/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	142,857
6/10/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.06
6/10/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,000.00
6/10/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/10/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	71,429
6/10/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.08
6/10/2016 | Auctus Fund, LLC | Principal
Amount Converted	$ 4,011.67
6/10/2016 | Auctus Fund, LLC | Interest
Amount Converted	$ 98
6/10/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	53,370
6/13/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.02
6/13/2016 | EMA Financial, LLC | Principal
Amount Converted	$ 2,207.27
6/13/2016 | EMA Financial, LLC | Interest
Amount Converted	$ 0
6/13/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	100,331
6/14/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/14/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/14/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	81,818
6/14/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.06
6/14/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 11,150.00
6/14/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/14/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	184,298
6/15/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.06
6/15/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,000.00
6/15/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/15/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	90,909
6/16/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.04
6/16/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted	$ 2,509.00
6/16/2016 | Tangiers Investment Group, LLC | Interest
Amount Converted	$ 0
6/16/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	55,632
6/17/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/17/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/17/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	101,045
6/17/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/17/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,022.50
6/17/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/17/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	122,500
6/20/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/20/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/20/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	62,084
6/20/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.04
6/20/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 4,415.39
6/20/2016 | Adar Bays, LLC | Interest
Amount Converted	$ 0
6/20/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	107,692
6/21/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/21/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,022.50
6/21/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	122,500
6/22/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/22/2016 | Black Forest Capital LLC | Principal
Amount Converted	$ 5,535.00
6/22/2016 | Black Forest Capital LLC | Interest
Amount Converted	$ 0
6/22/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	135,000
6/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.04
6/27/2016 | Blackbridge Capital LLC | Principal
Amount Converted	$ 500.00
6/27/2016 | Blackbridge Capital LLC | Interest
Amount Converted	$ 0
6/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	12,195
7/8/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.04
7/8/2016 | Adar Bays, LLC | Principal
Amount Converted	$ 3,075.00
7/8/2016 | Adar Bays, LLC | Interest
Amount Converted	$ 0
7/8/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	75,000
7/15/2016 | Kodiak Capital
Price | $ / shares	$ 0.02
7/15/2016 | Kodiak Capital | Principal
Amount Converted	$ 3,717.00
7/15/2016 | Kodiak Capital | Interest
Amount Converted	$ 0
7/15/2016 | Kodiak Capital | Common Stock
Shares Issued | shares	158,183